Subsidiaries (Schedule of Financial Statement of Subsidiaries) (Details)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Euro European Dairies Ltd [Member]
Disclosure of transactions between related parties [line items]
Ownership Interest	100.00%	100.00%
W F D Ltd Member
Disclosure of transactions between related parties [line items]
Ownership Interest	100.00%	100.00%
W Capital Ltd [Member]
Disclosure of transactions between related parties [line items]
Ownership Interest	100.00%	100.00%